SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A Ordinary Shares Subject to Possible Redemption (Details) - USD ($)	3 Months Ended	6 Months Ended	10 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	[1]	Dec. 31, 2023
Redeemable preferred shares
Fair value of commitment shares			$ 122,953,000 [1]	$ 245,121,000		$ 237,671,000
Spring Valley Acquisition III
Redeemable preferred shares
Maximum percentage of interest earned on the Trust Account			5.00%
Available amount for withdrawal from Trust Account		$ 334,518	$ 140,482
Withdrawal of funds from Trust Account			0
Gross proceeds			225,400,000
Spring Valley Acquisition III | Class A ordinary shares subject to possible redemption
Redeemable preferred shares
Gross proceeds			230,000,000
Proceeds allocated to public warrants			(1,855,333)
Class A ordinary shares issuance cost			(14,190,584)
Remeasurement of carrying value to redemption value	$ 1,944,194	1,973,142	18,715,081
Fair value of commitment shares	$ 234,613,358	$ 236,586,500	$ 232,669,164

[1]	Share amounts have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 12 for details.